INVESTMENT IN EQUITY SECURITIES (Details Narrative) - Rail Vision [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Percentage of issued and outstanding		10.20%
Percentage of diluted basis		6.94%
Selling fees	$ 1,847
Finance income	$ 1,444
Warrants held			242,280